Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	112 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia Multi Strategy Alternatives Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Account Value		$ 7,550	$ 7,550	$ 7,550	$ 6,863	$ 6,959	$ 7,214	$ 6,774	$ 7,251	$ 8,428	$ 8,918	$ 8,943	$ 9,284
Average Annual Return, Percent	[1]	3.67%	(0.36%)	(2.97%)
Columbia Multi Strategy Alternatives Fund Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	10.01%	0.81%	(2.35%)
Columbia Multi Strategy Alternatives Fund Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Account Value		$ 8,202	$ 8,202	$ 8,202	7,438	7,520	7,780	7,285	7,772	9,016	9,517	9,522	9,860
Average Annual Return, Percent	[1]	10.26%	1.08%	(2.10%)
Columbia Multi Strategy Alternatives Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Account Value		$ 7,471	$ 7,471	$ 7,471	6,843	6,991	7,304	6,908	7,450	8,727	9,299	9,396	9,830
Average Annual Return, Percent	[1]	8.18%	0.06%	(3.07%)
Columbia Multi Strategy Alternatives Fund Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1]	9.18%	0.06%	(3.07%)
Columbia Multi Strategy Alternatives Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 8,186	$ 8,186	$ 8,186	7,423	7,509	7,767	7,277	7,764	8,998	9,507	9,502	9,860
Average Annual Return, Percent	[1]	10.29%	1.06%	(2.12%)
FTSE One Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE One-Month U.S. Treasury Bill Index
Account Value		$ 11,528	$ 11,528	$ 11,528	10,923	10,572	10,562	10,555	10,392	10,166	10,046	10,009	10,000
Average Annual Return, Percent		5.54%	2.10%	1.53%
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX Global Hedge Fund Index
Account Value		$ 11,898	$ 11,898	$ 11,898	11,236	11,380	11,734	10,334	10,038	10,422	10,130	9,558	10,277
Average Annual Return, Percent		5.89%	3.46%	1.88%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 9,997	$ 9,997	$ 9,997	$ 9,920	$ 10,385	$ 11,966	$ 11,455	$ 10,848	$ 10,522	$ 10,344	$ 10,265	$ 9,747
Average Annual Return, Percent		0.77%	(1.62%)	0.00%

[1]	The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.